Lease Prepayments (Tables)	12 Months Ended
Dec. 31, 2015
Lease Prepayments [Abstract]
Schedule of Lease Prepayments
	December 31,2015		December 31,2014
	RMB	US$	RMB
Non-current portion	17,882	2,761	18,406
Current portion - amount charged to expense next year	524	81	524
	18,406	2,842	18,930